Stock Incentive Plans (Tables)	12 Months Ended
Jun. 30, 2013
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of each stock option and SAR award granted in 2013, 2012 and 2011 was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2013	2012	2011
Risk-free interest rate	0.8%	0.9%	1.5%
Expected life of award	4.9 yrs	5.2 yrs	5.2 yrs
Expected dividend yield of stock	1.7%	1.6%	1.5%
Expected volatility of stock	39.0%	37.3%	35.9%
Weighted-average fair value	$24.76	$20.30	$18.70

Schedule of Share-based Compensation, Stock Options, Activity
Stock option and SAR activity during 2013 is as follows (aggregate intrinsic value in millions):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value
Outstanding June 30, 2012	12,798,326	$54.74
Granted	1,920,863	85.53
Exercised	(5,246,595)	50.14
Canceled	(37,421)	58.68
Outstanding June 30, 2013	9,435,173	$63.48	6.1	years	$302.2
Exercisable June 30, 2013	6,501,971	$56.58	5.1	years	$252.4

Schedule of Nonvested Share Activity
A summary of the status and changes of shares subject to stock option and SAR awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2012	2,774,590	$18.06
Granted	1,920,863	24.76
Vested	(1,729,322)	17.22
Canceled	(32,929)	20.92
Nonvested June 30, 2013	2,933,202	$22.91

Stock-Based Awards Exercised Disclosure
Information related to stock options and SAR awards exercised during 2013, 2012 and 2011 is as follows:

	2013	2012	2011
Net cash proceeds	$32,204	$10,599	$25,862
Intrinsic value	208,426	57,567	163,752
Income tax benefit	47,659	14,008	42,546

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
A summary of the status and changes of shares subject to RSU awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2012	450,941	$65.69
Granted	220,232	81.90
Vested	(193,143)	64.66
Canceled	(11,789)	74.50
Nonvested June 30, 2013	466,241	$73.55

Schedule of Nonvested Restricted Stock Units Activity

Stock issued for LTIP	2013	2012	2011
LTIP 3-year plan	2010-11-12	2009-10-11	2008-09-10
Number of shares issued	792,428	243,266	157,491
Average share value on date of issuance	$83.64	$69.10	$62.35
Total value	$66,278	$16,810	$9,820